INCOME TAXES (Details Textual) (USD $)	1 Months Ended			12 Months Ended
	Dec. 31, 2012	Jan. 31, 2012	Feb. 28, 2011	Oct. 31, 2012	Oct. 31, 2011
Income Tax Disclosure [Line Items]
Net Cash Received Amount On Net Operating Losses		$ 346,787	$ 379,742
Sale Of Net Operating Losses	725,000
Valuation Allowance, Deferred Tax Asset, Change in Amount				11,800,634	1,373,691
Deferred Tax Assets, Operating Loss Carryforwards, Domestic				55,127,000	32,485,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local				$ 26,880,000	$ 12,593,000